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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    David R. Jarvis
Address: c/o Mercury Real Estate Advisors LLC
         100 Field Point Road
         Greenwich, Connecticut 06830

13F File Number 28-11653

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David R. Jarvis
Phone:   (203) 769-2980

Signature, Place and Date of Signing

   /s/ David R. Jarvis      Greenwich, Connecticut       August 11, 2006
 ------------------------  ------------------------  ------------------------

Report Type (Check only one.)

[ ] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager:

      File Number 28-11650 Mercury Real Estate Advisors LLC